Stock-Based Compensation - Option, Summary of Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Fair value of the employee stock options estimated on the grant dates using a Black-Scholes option-pricing model with weighted average assumptions
Estimated term (in years)	5 years 9 months 18 days
Risk-free interest rate	1.85%
Expected volatility	65.00%
Expected dividend yield	0.00%